Nature of Operations and Liquidity - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Feb. 24, 2014 Revolving Credit Facility [Member]	Jan. 13, 2014 Subsequent Event [Member] 2014 Rights Offering [Member]	Jan. 31, 2014 Subsequent Event [Member] 2014 Rights Offering [Member]	Dec. 31, 2013 Rio Tinto [Member]	Feb. 20, 2014 Oyu Tolgoi [Member] Subsequent Event [Member] Non Revolving Prepayment Agreement [Member]	Dec. 31, 2013 Interim Funding Facility [Member] Rio Tinto [Member]	Dec. 31, 2010 Interim Funding Facility [Member] Rio Tinto [Member]	Jan. 13, 2014 Interim Funding Facility [Member] Turquoise Hill Resources Ltd. [Member] Subsequent Event [Member]	Dec. 31, 2013 New Bridge Facility [Member] Rio Tinto [Member]	Aug. 07, 2013 New Bridge Facility [Member] Rio Tinto [Member]	Jan. 13, 2014 New Bridge Facility [Member] Turquoise Hill Resources Ltd. [Member] Subsequent Event [Member]
Organization, Nature Of Operations And Liquidity [Line Items]
Consolidated cash and cash equivalents	$ 1,115,262,000	$ 78,112,000
Consolidated working capital deficiency		1,900,000,000
Accumulated deficit	(4,608,549,000)	(5,736,763,000)
Maximum borrowing capacity								2,100,000,000	1,800,000,000			600,000,000
Credit facility maturity date						Dec. 31, 2013	Aug. 30, 2014				Dec. 31, 2013
Gross proceeds from rights offering	2,237,397,000			2,400,000,000	78,700,000
Net proceeds from right offering				2,300,000,000
Repayment of debt										1,800,000,000			402,600,000
Line of credit facility, amount outstanding			$ 200,000,000				$ 126,000,000
Maximum percentage on prepayment agreement							80.00%